UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

MFG Infrastructure Fund

SEMI-ANNUAL REPORT

March 31, 2018

Investment Adviser:

Magellan Asset Management Limited

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 6-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%
	Shares	Value

AUSTRALIA — 18.8%
APA Group	4,192	$25,449
Macquarie Atlas Roads Group	10,229	45,811
Spark Infrastructure Group	3,572	6,591
Sydney Airport	7,624	39,502
Transurban Group	8,987	79,226

		196,579

CANADA — 7.8%
Canadian Pacific Railway	200	35,245
Enbridge	1,457	45,792

		81,037

CHILE — 1.9%
Aguas Andinas, Cl A	29,837	19,419

FRANCE — 8.7%
Aeroports de Paris	228	49,740
Getlink	2,932	41,880

		91,620

ITALY — 13.5%
Atlantia	1,785	55,491
Italgas	943	5,630
Snam	8,107	37,238
Societa Iniziative Autostradali e Servizi	1,303	24,283
Terna Rete Elettrica Nazionale	3,345	19,538

		142,180

NETHERLANDS — 3.0%
Koninklijke Vopak	640	31,484

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

NEW ZEALAND — 2.9%
Auckland International Airport	6,786	$30,033

SPAIN — 1.5%
Aena SME (A)	81	16,357

SWITZERLAND — 2.7%
Flughafen Zurich	129	28,525

UNITED KINGDOM — 5.5%
National Grid PLC	2,525	28,354
Severn Trent PLC	358	9,249
United Utilities Group PLC	2,017	20,207

		57,810

UNITED STATES — 27.1%

Industrials — 1.5%
Union Pacific	114	15,325

Real Estate — 10.3%
American Tower ‡	309	44,910
Crown Castle International ‡	577	63,245

		108,155

Utilities — 15.3%
American Water Works	332	27,267
Atmos Energy	468	39,424
Eversource Energy	365	21,506
Sempra Energy	450	50,049
WEC Energy Group	345	21,632

		159,878

TOTAL COMMON STOCK (Cost $953,976)		978,402

TOTAL INVESTMENTS — 93.4% (Cost $953,976)		$978,402

Percentages are based on Net Assets of $1,047,104.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

in that program or other “accredited investors.” The total value of such securities as of March 31, 2018 was $16,357 and represents 1.5% of net assets.

Cl	— Class
PLC	— Public Limited Company

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There were no transfers between Level 1 and 2 securities for the period ended March 31, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended March 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $953,976)	$978,402
Foreign Currency, at Value (Cost $31,645)	32,059
Cash	42,162
Receivable due from Investment Adviser	10,095
Deferred Offering Costs (Note 2)	8,060
Dividends and Interest Receivable	995
Reclaims Receivable	341
Prepaid Expenses	26,145

Total Assets	1,098,259

Liabilities:
Accrued Professional Fees	12,647
Payable due to Administrator	8,068
Chief Compliance Officer Fees Payable	3,140
Payable due to Trustees	905
Other Accrued Expenses	26,395

Total Liabilities	51,155

Net Assets	$1,047,104

Net Assets Consist of:
Paid-in Capital	$1,021,516
Undistributed Net Investment Income	1,491
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(771)
Net Unrealized Appreciation on Investments	24,426
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	442

Net Assets	$1,047,104

Service Class Shares:
Net Assets	$1,047,104
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	102,077

Net Asset Value, Offering and Redemption Price Per Share*	$10.26

*	Redemption price may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
FOR THE PERIOD ENDED
MARCH 31, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$14,227
Less: Foreign Taxes Withheld	(1,027)

Total Investment Income	13,200

Expenses:
Administration Fees	47,369
Trustees’ Fees	7,836
Investment Advisory Fees	4,189
Chief Compliance Officer Fees	3,062
Offering Costs (See Note 2)	27,678
Legal Fees	14,682
Transfer Agent Fees	10,933
Printing Fees	10,767
Audit Fees	10,048
Custodian Fees	7,431
Registration and Filing Fees	4,982
Pricing Fees	2,764
Insurance and Other Expenses	5,034

Total Expenses	156,775

Less:
Investment Advisory Fee Waived	(4,189)
Reimbursement of Expenses from Investment Adviser	(148,397)

Net Expenses	4,189

Net Investment Income	9,011

Net Realized Gain (Loss) on:
Investments	549
Foreign Currency Transactions	144

Net Realized Gain	693

Net Unrealized Appreciation (Depreciation) on:
Investments	9,604
Foreign Currency Translation	271

Net Unrealized Appreciation	9,875

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	10,568

Net Increase in Net Assets Resulting from Operations	$19,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017*

Operations:
Net Investment Income	$9,011	$7,871
Net Realized Gain on Investments and Foreign Currency Transactions	693	4,549
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	9,875	14,993

Net Increase in Net Assets Resulting From Operations	19,579	27,413

Dividends and Distributions:
Net Investment Income	(11,652)	(6,551)
Realized Capital Gains	(3,201)	—

Total Dividends and Distributions	(14,853)	(6,551)

Capital Share Transactions:
Service Class Shares:
Issued	—	1,000,112
Reinvestment of Dividends	14,853	6,551

Net Service Class Shares Transactions	14,853	1,006,663

Net Increase in Net Assets From Capital Share Transactions	14,853	1,006,663

Total Increase in Net Assets	19,579	1,027,525

Net Assets:
Beginning of Period	1,027,525	—

End of Period (including Undistributed Net Investment Income of $1,491 and $4,132, respectively)	$1,047,104	$1,027,525

Shares Transactions:
Service Class Shares:
Issued	—	100,011
Reinvestment of Dividends	1,412	654

Total Service Class Shares Transactions	1,412	100,665

Net Increase in Shares Outstanding From Share Transactions	1,412	100,665

*	Commenced operations on May 22, 2017.
Amounts	designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

	Six Months Ended March 31, 2018 (Unaudited)		Period Ended September 30, 2017(1)
Net Asset Value, Beginning of Period	$10.21		$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.08
Net Realized and Unrealized Gain	0.11		0.20

Total from Investment Operations	0.20		0.28

Dividends and Distributions:
Net Investment Income	(0.12)		(0.07)
Realized Capital Gains	(0.03)		—

Total Dividends and Distributions	(0.15)		(0.07)

Net Asset Value, End of Period	$10.26		$10.21

Total Return†	1.90%		2.77%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,047		$1,028
Ratio of Expenses to Average Net Assets	0.80	%††	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	29.94	%††	35.80	%††
Ratio of Net Investment Loss to Average Net Assets	1.73	%††	2.16	%††
Portfolio Turnover Rate	13	%‡	17	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on May 22, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 funds. The financial statements herein are those of the MFG Infrastructure Fund (the “Fund”). The investment objective of the Fund is to seek attractive risk-adjusted returns over the medium to long term, while reducing the risk of permanent capital loss. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The financial statements of the remaining funds of the Trust are presented separately. The Fund consists of Institutional Class Shares, Service Class Shares, and Class Y Shares. The Service Class Shares commenced operations on May 22, 2017. The Institutional and Class Y Shares are not currently operational.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2018, there were no securities valued in accordance with fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If MFG Asset Management (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the Schedule of Investments.

For the period ended March 31, 2018, there here have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as an investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

As of and during the period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

expense in the Statement of Operations. During the six month period ended March 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Offering Costs — Offering costs, including costs of legal and registration fees, are being fully amortized to expense over twelve months.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended March 31, 2018, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2018, the Fund paid $47,369 for these services.

The Fund has adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.15% of average daily net assets attributable to the Service Class Shares of the Fund will be paid to financial intermediaries. The financial intermediaries may perform, or may compensate other financial intermediaries for providing, certain shareholder and administrative services. For the period ended March 31, 2018, the Service Class Shares did not incur any shareholder servicing fees.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.80% of the Service Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on January 31, 2019. The Board may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses (not including excluded expenses)” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. As of March 31, 2018, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $152,586 expiring in 2020.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the period ended March 31, 2018 were $132,255 and $127,775, respectively.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended September 30, 2017 were as follows:

Ordinary Income
2017	$6,551

As of September 30, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,576
Unrealized Appreciation	14,286

Total Accumulated Losses	$20,862

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at March 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$954,683	$62,606	$(38,887)	$23,719

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Other:

At March 31, 2018, 100% of the total Service Class Shares outstanding was held by one record shareholder.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, please note the additional disclosure:

The Board of Trustees approved the liquidation and closure of the Fund at its March 29, 2018 meeting. The Fund subsequently liquidated on April 27, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2017 to March 31, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
MARCH 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period*
MFG Infrastructure Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,019.00	0.80%	$4.03

Hypothetical 5% Return	1,000.00	1,020.94	0.80	4.03

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

NOTES

MFG Funds

P.O. Box 588

Portland, ME 04112

Investment Adviser:

MFG Asset Management

MLC Centre Level 36

19 Martin Place

Sydney NSW 2000, Australia

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MAG-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: June 6, 2018